Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Annual) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Balance - March 31, 2021 at Dec. 31, 2019			$ 18,008	$ 3,240,528	$ (8,125,257)	$ (181)	$ (4,866,902)	$ (903,513)	$ (5,770,415)
Shares, Issued at Dec. 31, 2019			18,008,591
Preferred stock issued for conversion of common stock	$ 10		$ (100)	90
[custom:PreferredStockIssuedForConversionOfCommonStockShares]	10,000		(100,000)
Common stock issued for cash and subscription receivable			$ 23,938	1,891,067			$ 1,915,005		1,915,005
Stock Issued During Period, Shares, New Issues			23,937,500				100,224,841
Common stock issued for settlement of debt			$ 12,818	876,275			$ 889,093		889,093
[custom:CommonStockIssuedForSettlementOfDebtShares]			12,818,145
Common stock issued for service			$ 6,268	641,590			647,858		647,858
Stock Issued During Period, Shares, Issued for Services			6,267,600
Common stock issued for forbearance of debt			$ 1,150	91,100			92,250		92,250
[custom:CommonStockIssuedForForbearanceOfDebtShares]			1,150,000
Common stock issued for conversion of debt			$ 46,575	1,349,865			1,396,440		1,396,440
[custom:CommonStockIssuedForConversionOfDebtShares]			46,575,378
Common stock issued for exercised cashless warrant			$ 9,476	(9,476)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period			9,476,218				9,476,218
Common stock issued for acquisition of Itsbchain LLC				50,000			$ 50,000		50,000
Stock Issued During Period, Shares, Acquisitions
Acquisition of IoT Lab								94,366	94,366
[custom:AcquisitionOfIOTLabsShares]
Resolution of derivative liabilities				5,136,222			5,136,222		5,136,222
Foreign currency translation adjustments						(74,650)	(74,650)	(71,723)	(146,373)
Net loss					(6,573,891)		(6,573,891)	(125,591)	(6,699,482)
Common stock payable
Related party debt to equity swap
Balance - June 30, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Common stock issued for cash and subscription receivable			$ 35,863	3,550,387			3,586,250		3,586,250
Stock Issued During Period, Shares, New Issues			35,862,500
Common stock issued for service			$ 195	284,505			284,700		284,700
Stock Issued During Period, Shares, Issued for Services			195,000
Common stock issued for forbearance of debt			$ 250	49,675			49,925		49,925
[custom:CommonStockIssuedForForbearanceOfDebtShares]			250,000
Common stock issued for conversion of debt			$ 6,081	416,214			422,295		422,295
Resolution of derivative liabilities				708,611			708,611		708,611
Foreign currency translation adjustments						54,905	54,905	52,751	107,656
Net loss					(1,942,391)		(1,942,391)	63,902	(1,878,489)
Common stock issued for compensation			$ 600	563,400			564,000		564,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			600,000
Cancellation of common stock			$ (1,295)	(88,809)			(90,104)		(90,104)
[custom:CancellationOfCommonStockShares]			(1,294,600)
Balance - June 30, 2021 at Mar. 31, 2021	$ 10	$ 21	$ 138,827	18,772,223	(16,641,539)	(19,926)	2,249,616	(889,808)	1,359,808
Shares, Issued at Mar. 31, 2021	10,000	21,000	138,826,964
Balance - March 31, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Common stock issued for acquisition of Itsbchain LLC
Net loss							(2,929,767)
Balance - June 30, 2021 at Jun. 30, 2021	$ 10	$ 21	$ 141,657	22,045,226	(17,628,915)	(48,825)	4,509,174	(1,052,569)	3,456,605
Shares, Issued at Jun. 30, 2021	10,000	21,000	141,657,358
Balance - March 31, 2021 at Dec. 31, 2020	$ 10		$ 118,133	13,267,261	(14,699,148)	(74,831)	(1,388,575)	(1,006,461)	(2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Preferred stock issued for conversion of common stock		$ 21	$ (21,000)	20,979
[custom:PreferredStockIssuedForConversionOfCommonStockShares]		21,000	(21,000,000)
Common stock issued for cash and subscription receivable			$ 41,563	6,394,687			$ 6,436,250		6,436,250
Stock Issued During Period, Shares, New Issues			41,562,500				51,638,526
Common stock issued for settlement of debt			$ 2,230	2,054,300			$ 2,056,530		2,056,530
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
Common stock issued for service			$ 195	284,505			$ 284,700		284,700
Stock Issued During Period, Shares, Issued for Services			195,000				195,000
Common stock issued for forbearance of debt			$ 250	49,675			$ 49,925		49,925
[custom:CommonStockIssuedForForbearanceOfDebtShares]			250,000
Common stock issued for conversion of debt			$ 6,081	416,214			422,295		422,295
[custom:CommonStockIssuedForConversionOfDebtShares]			6,080,632
Resolution of derivative liabilities				708,611			708,611		708,611
Foreign currency translation adjustments						38,173	38,173	36,676	74,849
Net loss					(3,837,773)		(3,837,773)	(26,228)	(3,864,001)
Common stock issued for compensation			$ 1,320	1,036,248			1,037,568		1,037,568
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			1,320,000
Common stock payable				52,161			52,161		52,161
[custom:CommonStockPayableShares]
Related party debt to equity swap				1,647,150			1,647,150		1,647,150
[custom:RelatedPartyDebtToEquitySwapShares]
Cancellation of common stock			$ (1,295)	(88,809)			(90,104)		(90,104)
[custom:CancellationOfCommonStockShares]			(1,294,600)
Balance - June 30, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Balance - March 31, 2021 at Mar. 31, 2021	$ 10	$ 21	$ 138,827	18,772,223	(16,641,539)	(19,926)	2,249,616	(889,808)	1,359,808
Shares, Issued at Mar. 31, 2021	10,000	21,000	138,826,964
Common stock issued for settlement of debt			$ 2,230	2,054,300			2,056,530		2,056,530
[custom:CommonStockIssuedForSettlementOfDebtShares]			2,230,394
Foreign currency translation adjustments						(28,899)	(28,899)	(27,765)	(56,664)
Net loss					(987,376)		(987,376)	(134,996)	(1,122,372)
Common stock issued for compensation			$ 600	411,600			412,200		412,200
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			600,000
Balance - June 30, 2021 at Jun. 30, 2021	$ 10	$ 21	$ 141,657	22,045,226	(17,628,915)	(48,825)	4,509,174	(1,052,569)	3,456,605
Shares, Issued at Jun. 30, 2021	10,000	21,000	141,657,358
Balance - March 31, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for cash and subscription receivable			$ 2,000	998,000			1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues			2,000,000
Foreign currency translation adjustments						(196)	(196)	(188)	(3,840)
Net loss					(554,970)		(554,970)	30,239	(524,731)
Common stock issued for compensation			$ 60	41,079			41,139		41,139
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Balance - June 30, 2021 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Balance - March 31, 2021 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for cash and subscription receivable							$ 1,000,000
Stock Issued During Period, Shares, New Issues							2,000,000
Common stock issued for acquisition of Itsbchain LLC							$ 325,000
Net loss							(906,150)
Common stock issued for compensation							$ 71,629
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							120,000
Balance - June 30, 2021 at Jun. 30, 2022	$ 10	$ 21	$ 151,559	29,304,429	(19,443,071)	(37,376)	$ 9,975,572	(933,796)	9,041,776
Shares, Issued at Jun. 30, 2022	10,000	21,000	151,559,011
Balance - March 31, 2021 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Stock Issued During Period, Shares, New Issues
Common stock issued for acquisition of Itsbchain LLC			$ 500	324,500			325,000		325,000
Stock Issued During Period, Shares, Acquisitions			500,000
Foreign currency translation adjustments						(522)	(522)	(501)	(1,023)
Net loss					(351,180)		(351,180)	65,723	(285,457)
Common stock issued for compensation			$ 60	30,430			30,490		30,490
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Common stock payable				18,900			18,900		18,900
[custom:CommonStockPayableShares]
Balance - June 30, 2021 at Jun. 30, 2022	$ 10	$ 21	$ 151,559	$ 29,304,429	$ (19,443,071)	$ (37,376)	$ 9,975,572	$ (933,796)	$ 9,041,776
Shares, Issued at Jun. 30, 2022	10,000	21,000	151,559,011